Liability for Minimum Royalties	12 Months Ended
Dec. 31, 2017
Liability for Minimum Royalties [Abstract]
LIABILITY FOR MINIMUM ROYALTIES

NOTE 5 – LIABILITY FOR MINIMUM ROYALTIES

At inception of the Company, the Company entered into a license agreement with B.G. Negev Technologies and Applications Ltd. (a wholly owned subsidiary of Ben Gurion University - Israel) and Mor Research Applications Ltd. (a wholly owned subsidiary of Clalit Medical Services - Israel) (the “Licensors”). According to the license agreement, future royalties would be paid to the Licensors (see also Note 9B).